Note 22 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value adjustments (note 6)	$ (3,357)	$ (39,115)
Less: current portion	30,683	13,944
Non-current portion	6,012	30,768
Fair Value, Inputs, Level 3 [Member]
Balance	44,712	91,229
Amounts recognized on acquisitions	4,753	3,962
Fair value adjustments (note 6)	(10,977)	(17,698)
Resolved and settled in cash	(111)	(34,475)
Other	(1,682)	1,694
Balance	36,695	44,712
Less: current portion	30,683	13,944
Non-current portion	$ 6,012	$ 30,768